Label	Element	Value
Grayscale Bitcoin Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	85.50%
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $39.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.20%
Grayscale Bitcoin Covered Call ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Trust ETF, Expiration: 07/10/2026; Exercise Price: $47.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $39.88 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.30%)
Grayscale Bitcoin Covered Call ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	85.50%
Grayscale Bitcoin Covered Call ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.20%
Grayscale Bitcoin Covered Call ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Grayscale Bitcoin Covered Call ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.30%)
Grayscale Bitcoin Covered Call ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)